Consolidated income statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net revenues	$ 2,573,233	$ 3,033,990	$ 2,622,110
Cost of sales	(2,276,757)	(2,395,180)	(1,989,019)
Gross profit	296,476	638,810	633,091
Operating expenses
Selling, general and administrative	(126,948)	(145,543)	(133,803)
Mineral exploration and project evaluation	(99,666)	(98,862)	(85,043)
Impairment loss of long-lived assets	(114,643)	(32,512)
Other income and expenses, net	(110,584)	(2,674)	31,948
Total operating expenses	(451,841)	(279,591)	(186,898)
Operating (loss) income	(155,365)	359,219	446,193
Share in the results of associates	23,536	1,885
Total results from associates' equity	23,536	1,885
Net financial results
Financial income	25,503	25,018	11,472
Financial expenses	(204,184)	(168,694)	(142,275)
Other financial items, net	17,040	9,949	(6,099)
Total net financial results	(161,641)	(133,727)	(136,902)
(Loss) income before income tax	(293,470)	227,377	309,291
Income tax benefit (expense)	4,274	(150,983)	(153,204)
Net (loss) income for the year	(289,196)	76,394	156,087
Attributable to NEXA's shareholders	(289,354)	49,101	114,332
Attributable to non-controlling interests	158	27,293	41,755
Net (loss) income for the year	$ (289,196)	$ 76,394	$ 156,087